Summary of Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Summary of Accounting Policies [Line Items]
Reportable segment	1
Intangible assets , estimated life	20 years
Canadian Employees [Member]
Summary of Accounting Policies [Line Items]
Employee contribution	$ 212,630	$ 283,545	$ 400,658
Israeli Subsidiary [Member]
Summary of Accounting Policies [Line Items]
Employee contribution	$ 1,007,696	$ 1,057,881	$ 1,101,890
Constructive Obligation [Member]
Summary of Accounting Policies [Line Items]
Contribution amount percentage	3.00%
Severance Pay [Member]
Summary of Accounting Policies [Line Items]
Contribution amount percentage	8.33%
Pension Component [Member]
Summary of Accounting Policies [Line Items]
Contribution amount percentage	6.50%